Business Combinations (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 161,562	$ 202,166
Net loss	(149,527)	(180,284)
BAF Technologies Inc [Member]
Revenue		171,281	181,972
Net loss		$ (189,448)	$ (100,946)